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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tamalpais Asset Management LP
Address:  3 Harbor Dr Ste. 204
          Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darren Huber
Title:  Chief Compliance Officer
Phone:  415-289-3606

Signature, Place, and Date of Signing:

    /s/ Darren Huber           Sausalito, CA            January 22, 2010
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:   $316,242
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                 FORM 13F INFORMATION TABLE
          COLUMN 1                   COLUMN 2        COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------  -------------------  --------- -------- ---------------- ---------- -------- ----------------
                                                                                                            VOTING AUTHORITY
                                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
           NAME OF                TITLE OF CLASS      CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
-----------------------------  -------------------  --------- -------- ------- --- ---- ---------- -------- ----- ----- ----
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1      000886AF8 $ 2,720    4,000 PRN      SOLE                SOLE
AFFYMETRIX INC                 NOTE 3.500% 1/1      00826TAG3 $   443      500 PRN      SOLE                SOLE
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 2/1      018804AH7 $13,727   12,000 PRN      SOLE                SOLE
AMR CORP                       COM                  001765106 $ 2,655  343,500 SH       SOLE                SOLE
CHEMED CORP NEW                NOTE 1.875% 5/1      16359RAC7 $ 9,418   10,750 PRN      SOLE                SOLE
CHESAPEAKE ENERGY CORP         COM                  165167107 $ 2,259   87,300 SH       SOLE                SOLE
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1      169483AC8 $ 1,929    3,000 PRN      SOLE                SOLE
CIENA CORP                     NOTE 0.250% 5/0      171779AB7 $ 9,828   12,956 PRN      SOLE                SOLE
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1      192108AR9 $ 6,225    6,903 PRN      SOLE                SOLE
COINSTAR INC                   NOTE 4.000% 9/0      19259PAF9 $ 9,805    9,771 PRN      SOLE                SOLE
D R HORTON INC                 NOTE 2.000% 5/1      23331ABB4 $ 5,552    5,000 PRN      SOLE                SOLE
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1      292659AA7 $ 1,311    2,000 PRN      SOLE                SOLE
EURONET WORLDWIDE INC          NOTE 3.500%10/1      298736AF6 $12,762   13,561 PRN      SOLE                SOLE
EXTERRAN HLDGS INC             NOTE 4.250% 6/1      30225XAA1 $19,265   16,325 PRN      SOLE                SOLE
GLOBAL INDS LTD                DBCV 2.750% 8/0      379336AE0 $ 6,992   11,200 PRN      SOLE                SOLE
GREATBATCH INC                 SDCV 2.250% 6/1      39153LAB2 $ 4,285    5,000 PRN      SOLE                SOLE
HECLA MNG CO                   6.5% CONV PFD        422704304 $ 2,457   37,900 PRN      SOLE                SOLE
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0      42805TAA3 $ 7,366    4,500 PRN      SOLE                SOLE
HOLOGIC INC                    FRNT 2.000%12/1      436440AA9 $ 5,570    6,500 PRN      SOLE                SOLE
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1      440543AE6 $ 3,209    3,750 PRN      SOLE                SOLE
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3      451055AB3 $ 5,602    6,260 PRN      SOLE                SOLE
ITRON INC                      COM                  465741106 $ 1,622   24,000 SH       SOLE                SOLE
KING PHARMACEUTICALS INC       NOTE 1.250% 4/0      495582AJ7 $12,176   13,100 PRN      SOLE                SOLE
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1      53219LAH2 $10,805   11,500 PRN      SOLE                SOLE
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0      595112AH6 $ 8,712    9,000 PRN      SOLE                SOLE

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
                                                 FORM 13F INFORMATION TABLE
          COLUMN 1                   COLUMN 2        COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------  -------------------  --------- -------- ---------------- ---------- -------- ----------------
                                                                                                            VOTING AUTHORITY
                                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
           NAME OF                TITLE OF CLASS      CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
-----------------------------  -------------------  --------- -------- ------- --- ---- ---------- -------- ----- ----- ----
MICRON TECHNOLOGY INC          NOTE 4.250%10/1      595112AJ2 $11,031    5,000 PRN      SOLE                SOLE
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1      631103AA6 $13,089   14,035 PRN      SOLE                SOLE
NEWMONT MINING CORP            COM                  651639106 $ 5,460  115,400 SH       SOLE                SOLE
NII HLDGS INC                  NOTE 3.125% 6/1      62913FAJ1 $15,808   17,200 PRN      SOLE                SOLE
PARKER DRILLING CO             NOTE 2.125% 7/1      701081AR2 $ 3,494    3,860 PRN      SOLE                SOLE
PENN VA CORP                   NOTE 4.500%11/1      707882AA4 $ 4,874    5,150 PRN      SOLE                SOLE
REGIS CORP MINN                NOTE 5.000% 7/1      758932AA5 $ 6,797    5,500 PRN      SOLE                SOLE
SANDISK CORP                   NOTE 1.000% 5/1      80004CAC5 $15,045   18,000 PRN      SOLE                SOLE
ST MARY LD & EXPL CO           NOTE 3.500% 4/0      792228AD0 $ 9,974   10,000 PRN      SOLE                SOLE
STERLITE INDS INDIA LTD        NOTE 4.000%10/3      859737AB4 $ 7,881    7,500 PRN      SOLE                SOLE
STILLWATER MNG CO              NOTE 1.875% 3/1      86074QAF9 $13,540   16,000 PRN      SOLE                SOLE
TEREX CORP NEW                 NOTE 4.000% 6/0      880779AV5 $ 4,300    3,000 PRN      SOLE                SOLE
TRANSOCEAN INC                 NOTE 1.500%12/1      893830AW9 $ 4,844    5,000 PRN      SOLE                SOLE
TYSON FOODS INC                NOTE 3.250%10/1      902494AP8 $ 4,163    4,000 PRN      SOLE                SOLE
VORNADO RLTY L P               DEB 3.875% 4/1       929043AC1 $ 5,490    5,000 PRN      SOLE                SOLE
WEBMD CORP                     NOTE 3.125% 9/0      94769MAG0 $16,512   14,531 PRN      SOLE                SOLE
WESTERN REFNG INC              COM                  959319104 $ 1,055  223,900 SH       SOLE                SOLE
WRIGHT MED GROUP INC           NOTE 2.625%12/0      98235TAA5 $ 6,190    7,000 PRN      SOLE                SOLE